LONG-TERM BORROWINGS	6 Months Ended
Sep. 30, 2021
LONG-TERM BORROWINGS
LONG-TERM BORROWINGS

9. LONG-TERM BORROWINGS

The following table presents short-term and long-term borrowings from commercial banks or other institutions as of March 31, 2021 and September 30, 2021. Short-term borrowings include borrowings with maturity terms shorter than one year and the current portion of the long-term borrowings.

	Fixed annual		March 31,	September 30,
Funding Partners	interest rate	Term	2021	2021
			RMB	RMB
Current portion of long-term borrowings	5.9%~8.0%	mature before December 31, 2021	79,560	27,063
Long-term borrowings	5.0%	mature on December 15, 2022	233,000	233,000
			312,560	260,063

Current portion of long-term borrowings of RMB27.1 million were secured by loan recognized as a result of payment under the guarantee of RMB12.6 million as of September 30, 2021 (Note 4).

The weighted average interest rate for the outstanding borrowings was approximately 5.9% and 5.3% as of March 31, 2021 and September 30, 2021, respectively.